Related Party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party transactions
27.	Related Party transactions

Transactions with related parties and balances amount due to related parties were as follows:

	Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
Transaction with related parties
Repayment of advances to related parties (i)	(2,474,371)	(10,593,662)	(5,214,261)
Proceeds of advances from related parties (i)	8,964,847	9,436,151	3,409,587
Proceeds of borrowings from related parties (ii)	3,000,000	6,000,000	10,000,000
Repayment of borrowings from related parties(ii)	-	(2,000,000)	(10,600,000)
Reimbursement to related parties	201,907	331,956	292,736
Acquisition of equity interests of ECMOHO Shanghai for Reorganization purpose (Note 1(b))	(18,737,426)	-	-
Subscription fees from the Founders of ECMOHO Shanghai for Reorganization purpose (Note 1(b))	15,261,676	-	-
Proceeds from sale of equity interests in subsidiaries (Note 3)	-	-	710,392
Sale consideration from sale of equity interests in a subsidiary offset with amounts due to related parties (Note 3)	-	-	652,401
Gain from sale of equity interests in subsidiaries to related parties recognized to additional paid-in capital (Note 3)	-	-	1,950,871

	As of December 31,
	2019	2020
	US$	US$
Balance amount with related parties
Payable due to related parties (i)	(5,511,642)	(708)
Borrowings and interests due to related parties (ii)	(10,721,819)	(9,400,000)
(i)

The Group drawn down interest free advances from Founders, members of Founders immediate families and special purpose vehicles controlled by the Founders and Shareholders during the periods presented. As of December 31, 2019 and 2020, payables due to these related parties amounted to US$ 5,511,642 and US$ 708, respectively.

(ii)

On September 18 and October 17, 2017, April 11, 2018 and November 12, 2019, the Group entered into loan agreements with a fully owned subsidiary of one of the investors of Class A-2 (Round B) preferred shares, who became Class A ordinary shareholder, Techlong International Investment Limited, after the Company’s IPO in November 2019, with the principle amount of US$ 1,500,000, US$ 1,500,000, US$ 3,000,000 and US$ 2,000,000 and interest rate of 6.00%, 6.00%, 6.00% and 8.00%, respectively, prior to 2020. Starting from 2020, interest rate for loans aforementioned were all 8% per annum. Such borrowings shall be repaid upon the lender’s request.  In May 2020, the Group entered into supplementary loan agreements with a fully owned subsidiary of one of its Class A ordinary shareholders, pursuant to which the borrower agreed to, with respect to its existing loans to the Group with the principle amount of US$ 8,000,000, waive certain interests thereon and adjust the repayment schedule. In addition, Mr. Leo Zeng has agreed to enter into certain amended loan agreements with the shareholder in respect of 4,000,000 Class B ordinary shares to guarantee the Group’s payment obligations under the loan agreements. As of December 31, 2019 and 2020, payables due to the related party amounted to US$ 8,721,819 and US$ 7,400,000, respectively.

On December 26, 2019, the Group entered into loan agreements with the fully owned subsidiary of one of Class A ordinary shareholders, Delta Capital Growth Fund II, L.P. with the principle amount of US$ 2,000,000 and interest rate of 10.00%, and such borrowing has been repaid subsequently on February 21, 2020. The Group re-entered such loan agreement on November 10, 2020 with the same term of principle amount and interest rate.